Document and Entity Information	3 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Content Checked Holdings, Inc.
Entity Central Index Key	0001574300
Document Type	S-1/A
Document Period End Date	Jun. 30, 2015
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CNCK